Note 15 - Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
15.	SEGMENT INFORMATION

The Company had three reportable segments from which it derived its revenues: Coal, wet and dry operations, which were believed to be the appropriate segregation as opposed to segregation per geographical area. For the period ended December 31, 2015, the management has the intention to sell VPP, VAG and Five Mile prior to the end of 2016. The coal segment typically consisted of coal processing services please see also Note 22. The dry operations consist of transportation and handling of bulk cargoes and the wet operations consist of transportation of asphalt through ownership, operation, and management of vessels.

The Company measures segment performance based on loss from continuing operations. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Wet	Dry	Total

	Year Ended December 31, 2015	Year Ended December 31, 2015	Year Ended December 31, 2015

Operating revenue	$15,734	$12,076	$27,810

Commissions	(230)	(167)	(397)
Voyage expenses	(3,130)	(2,020)	(5,150)
Vessel operating expenses	(6,079)	(7,965)	(14,044)
General and administrative expenses	(11,002)	(11,097)	(22,099)
Operating loss before depreciation and amortization and impairment losses	(4,708)	(9,173)	(13,880)
Depreciation and amortization expense	(1,464)	(4,688)	(6,152)
Impairment losses	-	(1,214)	(1,214)
Segment operating loss	(6,172)	(15,075)	(21,246)
Interest and finance expense, net	(7,992)	(12,482)	(20,474)
Other (expense) / income, net	60	(127)	(67)
Gain on extinguishment of liabilities, net	523	2,901	3,424
Change in fair value of financial instruments	(63)	(64)	(127)
Loss on sale from vessels and other fixed assets, net	-	(177)	(177)
Loss before loss from Investments in Joint Ventures	$(13,644)	$(25,024)	$(38,667)

Total assets	$33,228	$87,544	$120,772
Goodwill	$236	$-	$236
Long lived assets	$29,745	$81,696	$111,440

	Wet	Dry	Total
	Year Ended December 31, 2014	Year Ended December 31, 2014	Year Ended December 31, 2014

Operating revenue	$1,352	$10,725	$12,077

Commissions	(17)	(1,149)	(1,166)
Voyage expenses	(469)	(1,171)	(1,640)
Vessel operating expenses	(824)	(5,699)	(6,523)
General and administrative expenses	(2,835)	(31,511)	(34,346)
Operating loss before depreciation and amortization and impairment losses	(2,793)	(28,805)	(31,598)
Depreciation and amortization expense	(179)	(3,610)	(3,789)
Impairment losses	-	(209)	(209)
Segment operating loss	(2,972)	(32,624)	(35,596)
Interest and finance expense, net	(516)	(5,354)	(5,870)
Other (expense) / income, net	22	520	542
Loss on sale and leaseback transaction	-	(1,150)	(1,150)
Change in fair value of financial instruments	(247)	(4,984)	(5,231)
Loss before loss from Investments in Joint Ventures	$(3,713)	$(43,592)	$(47,305)

Total assets	$31,825	$99,800	$131,625
Goodwill	$236	$-	$236
Long lived assets	$31,208	$90,036	$121,244

Segment Operating Revenue

The Company reports financial information and evaluates its revenues by industry.

During the year ended December 31, 2015, the Company derived 57% of its revenue from continuing operations from wet operations, 43% of its revenue from continuing operations from dry operations. During the year ended December 31, 2014, the Company derived 11% of its revenue from continuing operations from wet operations, 89% of its revenue from continuing operations from dry operations. During the year ended December 31, 2013, the Company derived 100% of its revenue of amount $7,140 from continuing operations from dry operations.